Note 18 - Operating Segmentation	3 Months Ended
Jan. 31, 2025
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
18.	Operating segmentation:

Effective as of the transfer of Digital Deposit Receipt (“DDR”) technology to an existing, wholly owned subsidiary (DBG Inc.) of DRT Cyber Inc., which was subsequently renamed Digital Meteor, Inc., the Bank has established four reportable operating segments: Digital Banking Canada, Digital Banking USA, DRTC, and Digital Meteor Inc.. These four operating segments represent strategic business operations that provide distinct products and services to different markets. They are separately managed due to the differences in the nature of each business. The following summarizes the operations of each of the reportable segments:

Digital Banking Canada - The Bank employs a business-to-business model using its proprietary financial technology to address underserved segments in the Canadian banking market. VersaBank obtains its deposits and provides the majority of its credit assets electronically via innovative deposit and lending solutions for financial intermediaries.

Digital Banking USA - The Bank intends to adopt a business-to-business model, leveraging its proprietary financial technology to address underserved segments of the US banking market. VersaBank USA plans to acquire deposits and deliver the majority of its credit assets electronically through innovative deposit and lending solutions tailored for financial intermediaries.

DRTC (cybersecurity services and banking and financial technology development) - Leveraging its internally developed IT security software and capabilities, VersaBank established a wholly-owned subsidiary, DRTC, to pursue significant large-market opportunities in cybersecurity and to develop innovative solutions to address the rapidly growing volume of cyber threats challenging financial institutions, multi-national corporations and government entities.

Digital Meteor, Inc. -Through its wholly owned subsidiary, Digital Meteor, Inc. (“Digital Meteor”), VersaBank owns proprietary intellectual property and technology to enable the next generation of digital assets by the banking and financial community, including the Bank’s revolutionary Digital Deposit Receipts (“DDR”s).  The Bank’s Digital Deposit Receipts (DDRs) are highly encrypted digital assets that represent an actual fiat currency on deposit with a bank. Issued on secure blockchains such as Algorand, Ethereum, and Stellar, DDRs offer superior security, stability, and regulatory compliance compared to traditional stablecoins. As a SOC2 Type 1 compliant digital asset with a continuously known value, DDRs provide a trusted alternative for mainstream financial applications. Additionally, through its proprietary VersaVault® technology, the world’s first digital vault for security conscious organizations looking to secure their highly sensitive and confidential documents, data, code, blockchain-based assets and more, the Bank addresses the need for regulated custody of digital assets with secure platforms.

The basis for the determination of the reportable segments is a function primarily of the systematic, consistent process employed by the Bank’s chief operating decision maker, the Chief Executive Officer, and the Chief Financial Officer in reviewing and interpreting the operations and performance of each segment. The accounting policies applied to these segments are consistent with those employed in the preparation of the Bank’s Consolidated Financial Statements, as disclosed in note 3 of the Bank’s 2024 audited Consolidated Financial Statements.

VERSABANK

Notes to Interim Consolidated Financial Statements

(Unaudited)

Three month periods ended January 31, 2025 and 2024

Performance is measured based on segment net income, as included in the Bank’s internal management reporting. Management has determined that this measure is the most relevant in evaluating segment results and in the allocation of resources.

The following table sets out the results of each reportable operating segment as at and for the three months ended January 31, 2025 and 2024:

(thousands of Canadian dollars)
for the three months ended	January 31, 2025						January 31, 2024
	Digital Banking Canada	Digital Banking USA	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated	Digital Banking Canada	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated
Net interest income	$23,685	$2,039	$-	$-	$-	$25,724	$26,568	$-	$-	$-	$26,568
Non-interest income	125	1	342	1,989	(354)	2,103	120	580	1,920	(337)	2,283
Total revenue	23,810	2,040	342	1,989	(354)	27,827	26,688	580	1,920	(337)	28,851

Provision for (recovery of) credit losses	1,033	(9)	-	-	-	1,024	(127)	-	-	-	(127)
	22,777	2,049	342	1,989	(354)	26,803	26,815	580	1,920	(337)	28,978

Non-interest expenses:
Salaries and benefits	5,289	1,164	217	1,944	-	8,614	5,371	144	1,023	-	6,538
General and administrative	4,716	597	44	486	(354)	5,489	4,276	50	344	(337)	4,333
Premises and equipment	903	109	48	536	-	1,596	768	43	342	-	1,153
	10,908	1,870	309	2,966	(354)	15,699	10,415	237	1,709	(337)	12,024

Income (loss) before income taxes	11,869	179	33	(977)	-	11,104	16,400	343	211	-	16,954

Income tax provision	3,105	76	-	(220)	-	2,961	4,136	5	114	-	4,255

Net income (loss)	$8,764	$103	$33	$(757)	$-	$8,143	$12,264	$338	$97	$-	$12,699

Total assets	$4,707,062	$256,627	$11,236	$25,340	$(28,533)	$4,971,732	$4,299,625	$2,821	$24,476	$(17,287)	$4,309,635

Total liabilities	$4,350,601	$115,351	$8,922	$21,548	$(45,985)	$4,450,437	$3,914,863	$719	$27,906	$(22,887)	$3,920,601

Prior to the year ended October 31, 2024, substantially all of the Digital Banking’s operations were based in Canada.